UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - Cross Currency Interest Rate Swaps (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cross currency interest rate swaps
Cross Currency Interest Rate Swap - fair value	$ 104,757	$ 61,466
2021 Cross Currency Interest Rate Swap | 2021 Debentures
Cross currency interest rate swaps
Cross Currency Interest Rate Swap - fair value	26,877	19,429
2023 Cross Currency Interest Rate Swap | 2023 Debentures
Cross currency interest rate swaps
Cross Currency Interest Rate Swap - fair value	56,922	$ 42,037
2022 Cross Currency Interest Rate Swap | 2022 Term Loan
Cross currency interest rate swaps
Cross Currency Interest Rate Swap - fair value	3,826
2025 Cross Currency Interest Rate Swap | 2025 Term Loan
Cross currency interest rate swaps
Cross Currency Interest Rate Swap - fair value	$ 17,132